Earnings per Common Share (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per Common Share [Abstract]
Earnings adjustment for cupons paid on Additional Tier 1 Notes in April, before tax	€ 330
Earnings adjustment for coupons paid on Additional Tier 1 Notes in April, net of tax		€ 292	€ 298
Increase in number of adjusted weighted average shares after assumed convertion of potentially dilutive shares under a net income situation (in shares)	60	53	62